ORGANIZATION - Consolidated VIE Structured by the Contractual Agreements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 18,291,978		¥ 10,480,397		$ 2,576,370
Total liabilities	8,577,533		3,853,110		1,208,121
Total net revenues	24,903,166	$ 3,507,537	13,292,982	¥ 7,965,323
Net loss	2,847,933	401,123	488,246	578,653
Net cash (used in)/provided by operating activities	2,900,425	408,516	19,818	123,447
Net cash used in investing activities	(3,447,099)	(485,514)	(798,046)	337
Net cash (used in)/ provided by financing activities			(2,276,260)	1,514,660
Effect of foreign exchange rate changes on cash and cash equivalents	7,398	1,042	77,133	(22,215)
Net increase/(decrease) in cash and cash equivalents	(539,276)	(75,956)	(2,977,355)	1,616,229
Cash and cash equivalents and restricted cash at beginning of years	3,577,919	503,939	6,555,274	4,939,045
Cash and cash equivalents and restricted cash at end of years	3,038,643	427,983	3,577,919	6,555,274
VIE
Variable Interest Entity [Line Items]
Total assets	2		6,865
Total liabilities	4,336		2,864		$ 610
Net loss	¥ (9,233)	$ (1,300)	¥ (23,542)	(22,750)
Net cash (used in)/provided by operating activities				(58,781)
Net increase/(decrease) in cash and cash equivalents				(58,781)
Cash and cash equivalents and restricted cash at beginning of years				¥ 58,781